Description of Organization and Business Operations (Details) - USD ($)				1 Months Ended	5 Months Ended	9 Months Ended	13 Months Ended
	Mar. 08, 2021	Aug. 12, 2020	Aug. 12, 2020	Oct. 19, 2020	Dec. 31, 2020	Sep. 30, 2021	Oct. 19, 2021
Description of Organization and Business Operations (Details) [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001
Share price (in Dollars per share)				$ 10		$ 0.0001
Gross proceeds					$ 25,000
Deferred underwriting commissions				$ 4,000,000
Number of additional units purchased (in Shares)					1,725,000
Percentage of fair market value of assets held in trust account					80.00%	80.00%
Percentage of redemption of public shares					100.00%	100.00%
Interest to pay dissolution expenses				71,000	$ 100,000
Net tangible asset cause by redeem of public shares						$ 59,000
Working Capital						$ 47,000
Ambulnz, Inc. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)	$ 10
Additional shares (in Shares)	5,000,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination acquire percentage					50.00%
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination acquire percentage						50.00%
Chief Executive Officer [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amount of offering costs incurred		$ 25,000	$ 25,000
Amount of offering costs incurred				$ 25,000
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)				$ 11,500,000
Deferred underwriting commissions							$ 4,000,000
Net proceeds from sale of units					$ 115,000,000	$ 115,000,000
Net proceeds per unit (in Dollars per share)					$ 10	$ 10
Initial public offering price per unit (in Dollars per share)					$ 10
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)					2,533,333	2,533,333
Share price (in Dollars per share)				$ 10	$ 1.5	$ 1.5
Gross proceeds					$ 3,800,000	$ 3,800,000
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001
Number of units issued (in Shares)							11,500,000
Share price (in Dollars per share)						$ 11.5
Class A Common Stock [Member] | Ambulnz, Inc. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering price per unit (in Dollars per share)					$ 10
Converted shares of Class A common stock (in Shares)	83,600,000
Class A Common Stock [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)				11,500,000
Share price (in Dollars per share)				$ 10			$ 10
Gross proceeds				$ 115,000,000			$ 115,000,000
Amount of offering costs incurred				6,700,000
Deferred underwriting commissions				$ 4,000,000
Amount of offering costs incurred							$ 6,700,000